Offerings - Offering: 1	May 11, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock
Amount Registered | shares	1,503,670
Proposed Maximum Offering Price per Unit | $ / shares	102.23
Maximum Aggregate Offering Price	$ 153,720,184.1
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,228.76
Offering Note

(1)
Represents shares of common stock that may be offered and sold from time-to-time in one or more offerings by the selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events.

(2)
This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the registrant’s common stock on May 5, 2026, as reported on the New York Stock Exchange.